Accounts Receivable - Schedule of Accounts Receivable (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Trade receivables	¥ 531,234,070	$ 74,006,585	¥ 473,515,321
Allowance for expected credit losses	(30,317,255)	(4,223,518)	(29,354,030)
Accounts receivable	¥ 500,916,815	$ 69,783,067	¥ 444,161,291